Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
State Street Hedged International Developed Equity Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Hedged International Developed Equity Index Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The State Street Hedged International Developed Equity Index Fund (the “Hedged International Developed Equity Index Fund” or sometimes referred to in context as the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of a broad-based developed market (ex-U.S. and Canada) large and mid capitalization equity index, hedged to the U.S. dollar, over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2026
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell or hold all of your Fund Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is an “index” fund that seeks to track, before fees and expenses, the total return of the MSCI EAFE (Europe, Australasia, Far East) 100% Hedged to USD Index (the “Index”) over the long term. As an “index” fund, the Fund is not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. The return of the Index is affected by the performance of Index constituents and the hedging strategy. In general, the Index would have higher returns than an equivalent unhedged index when the component currencies are weakening relative to the U.S. dollar. Conversely, the Index generally would have lower returns than an equivalent unhedged index when the component currencies are rising relative to the U.S. dollar. In seeking to track the performance of the Index, the Fund expects to employ a sampling strategy, which means that the Fund will not typically purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index or other investments in an effort to create a portfolio of securities with generally the same risk and return characteristics of the Index. The number of holdings in the Fund will be based on a number of factors, including the asset size of the Fund. Based on its analysis of these factors, SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), the investment adviser to the Fund, may, instead, invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index. Under normal circumstances, the Fund invests substantially all, but as a matter of policy no less than 80%, of its net assets (plus borrowings, if any) in securities, or American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) based on securities, comprising the Index, or in other funds, including funds sponsored by the Adviser or its affiliates, in currency hedging instruments (and related collateral, if any), or in other investments, that the Adviser expects to provide a return highly correlated to the Index or a portion of the Index. The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposure comparable, in the judgment of the Adviser, to the foregoing types of investments may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least sixty (60) days' notice prior to any change in its policy to invest at least 80% of its assets as described in the foregoing. The Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), currency transactions, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds (including money market funds advised by the Adviser). The Fund may use derivatives, including futures contracts and options, swaps, and contracts for differences, to obtain investment exposures that the Adviser expects to correlate closely with the Index or a portion of the Index. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings, if any) in equity securities of issuers in developed economies or securities markets. For this purpose, countries with “developed economies or securities markets” refers to countries that are included in the Index, or a global developed markets equity index, and countries with similar characteristics (countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets). The notional value of the Fund's investments in derivatives or other synthetic instruments that provide exposures comparable, in the judgment of the Adviser, to investments in equity securities of issuers in developing economies or securities markets may be counted toward satisfaction of this 80% policy. The Fund will provide shareholders with at least 60 days' notice prior to any change in this 80% investment policy. The Fund currently intends to gain all of its investment exposure to, and track the performance of, the Index constituents by investing in the State Street International Developed Equity Index Portfolio and employ its currency hedging strategy by directly entering into currency hedging transactions. The Adviser also serves as investment adviser to the Portfolio. When the Fund invests in the Portfolio, the Fund participates in the investment returns achieved by the Portfolio. Descriptions in this section of the investment activities of the “Fund” with respect to the Index constituents also generally describe the expected investment activities of the Portfolio. The Fund intends to hedge its non-U.S. currency exposure to the U.S. dollar, in a manner intended to replicate the currency hedge reflected in the Index. For this purpose, the Fund may enter into foreign currency forward contracts, forward currency futures and options, and currency swaps. The Index hedges each foreign currency in the Index back to the U.S. dollar by selling foreign currency forwards at the one-month forward rate. The size and exchange rate of each currency hedge is reset by the Index one time per month. Even if the Fund's hedging strategy works as intended, changes in currency exchange rates will still affect Fund returns (see “Currency Hedging Risk” below). The Fund's performance, like that of the Index, will depend on both the performance of the stocks comprising the Fund and the performance of the U.S. dollar relative to foreign currencies. The Index is designed to capture the performance that can be achieved by hedging the currency exposures of its parent index, the MSCI EAFE Index, to the U.S. dollar. The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to capture large and mid-cap securities in developed market countries, excluding the United States and Canada. As of February 28, 2025, the MSCI EAFE Index comprised 722 securities covering companies across 21 countries and represented 85% of the free float-adjusted market capitalization of those countries. As of February 28, 2025, a significant portion of the MSCI EAFE Index comprised companies in the financials sector, and companies located in Japan and the United Kingdom and a significant portion of the Index constituents are denominated in the Yen, the Pound Sterling and the Euro, although this may change from time to time. As of February 28, 2025, the full market capitalization of the companies included in the MSCI EAFE Index ranged from $1.94 billion to $289.46 billion. As of February28, 2025, countries covered in the MSCI EAFE Index included Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom, although this may change from time to time. The Index is sponsored by MSCI, Inc. (the “Index Provider”) which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide some indication of the risks of investing in the Hedged International Developed Equity Index Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with that of (i) a broad measure of market performance and (ii) the Index. The bar chart shows how the Class K shares' returns have varied for each full calendar year shown. Except for differences in returns resulting from differences in fees and expenses, all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. Current performance information for the Fund is available toll free by calling (800) 997-7327 or by visiting our website at www.ssga.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Hedged International Developed Equity Index Fund by illustrating the variability of the Fund's returns from year-to-year and by showing how the Fund's average annual returns for the periods indicated compared with that of (i) a broad measure of market performance and (ii) the Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 997-7327
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (years ended 12/31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter/YearHighest Quarterly Return14.53%Q2 2020Lowest Quarterly Return-20.79%Q1 2020
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended 12/31/24)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).Except for differences in returns resulting from differences in fees, expenses, and sales charges (as applicable), all share classes would have substantially similar returns because all share classes invest in the same portfolio of securities.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	The Fund will make updated performance information, including its current net asset value, available at the Fund's website:www.ssga.com.
State Street Hedged International Developed Equity Index Fund | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
State Street Hedged International Developed Equity Index Fund | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is subject to investment risks, including possible loss of principal, is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.
State Street Hedged International Developed Equity Index Fund | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, inflation, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, military conflicts, acts of terrorism,trade policy changes or disputes, the threat or actual imposition of tariffs, natural disasters, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.
State Street Hedged International Developed Equity Index Fund | Equity Investing Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Equity Investing Risk: The market prices of equity securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer and also may decline due to general industry or market conditions that are not specifically related to a particular company. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
State Street Hedged International Developed Equity Index Fund | Non U S Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Non-U.S. Securities Risk: Non-U.S. securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. There may be less information publicly available about a non-U.S. entity than about a U.S. entity, and many non-U.S. entities are not subject to accounting, auditing, legal and financial report standards comparable to those in the United States. Further, such entities and/or their securities may be subject to risks associated with currency controls; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. Foreign governments may impose restrictions on the repatriation of capital to the U.S. In addition, to the extent that the Fund buys securities denominated in a foreign currency, there are special risks such as changes in currency exchange rates and the risk that a foreign government could regulate foreign exchange transactions. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. Investments in depositary receipts may be less liquid and more volatile than the underlying shares in their primary trading market.
State Street Hedged International Developed Equity Index Fund | Geographic Focus Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Focus Risk: The performance of a fund that invests significantly in one or more countries or geographic regions will be closely tied to market, currency, economic, political, environmental, or regulatory conditions and developments in the countries or regions in which the fund invests, and may be more volatile than the performance of a fund that does not invest significantly in such countries or regions.Europe: Developed and emerging market countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (“EU”). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the euro and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the euro and/or withdraw from the EU On January 31, 2020, the United Kingdom (“UK”) formally withdrew from the EU (commonly known as “Brexit”). An agreement between the UK and the EU governing their future trade relationship became effective January 1, 2021, but that agreement does not include an agreement on financial services, and it is unlikely that such agreement will be concluded. Moreover, the UK government has started a program of financial services law reform with the ultimate aim of repealing many EU financial services laws that were assimilated into UK law from January 1, 2021, and replacing them with legislation or rules made by the UK government or financial services regulators. Accordingly, uncertainty remains in certain areas as to the future relationship between the UK and the EU. Brexit has already had a significant impact on the UK, Europe, and global economies, and could continue to result in volatility and illiquidity, legal, political, economic and regulatory uncertainties and lower economic growth for these economies that could in turn have an adverse effect on the value of the Fund's investments. Any further exits from the EU, or the possibility of such exits, or the abandonment of the euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties. In addition, a number of countries in Europe have suffered terrorist attacks and additional attacks may occur in the future. Such attacks may cause uncertainty in financial markets and may adversely affect the performance of the issuers to which the Fund has exposure.Japan: The growth of Japan's economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries' political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. The Japanese yen has fluctuated widely at times and any increase in its value may cause a decline in exports that could weaken the Japanese economy. Japan has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen. Japanese intervention in the currency markets could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors. Japan has an aging workforce and has experienced a significant population decline in recent years. Japan's labor market appears to be undergoing fundamental structural changes, as a labor market traditionally accustomed to lifetime employment adjusts to meet the need for increased labor mobility, which may adversely affect Japan's economic competitiveness. Natural disasters, such as earthquakes, volcanoes, typhoons or tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy and, in turn, the Fund. United Kingdom: The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic condition of the United States and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy. Continued governmental involvement or control in certain sectors may stifle competition in certain sectors or cause adverse effects on economic growth. In the past, the UK has been a target of terrorism. Acts of terrorism in the UK or against British interests abroad may cause uncertainty in the British financial markets and adversely affect the performance of the issuers to which the Fund has exposure.
State Street Hedged International Developed Equity Index Fund | Currency Hedging Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Hedging Risk: When a derivative is used as a hedge against a position that the Fund holds, any gain generated by the derivative generally should be substantially offset by losses on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between a derivative and its reference asset. For example, because the Fund's currency hedge is reset on a monthly basis, based on the size of the Fund's exposure to a currency at a certain point in time, the size of each currency hedge could be greater or less than the Fund's total exposure in that currency intra-month and currency risk may develop or increase between resets. Furthermore, while the Fund is designed to hedge against currency fluctuations, it is possible that a degree of currency exposure may remain even at the time a hedging transaction is implemented. As a result, changes in currency exchange rates may affect Fund returns even when the hedge works as intended. The effectiveness of the Fund's currency hedging strategy will also generally be affected by both the volatility of the securities included in the Index, and the volatility of the U.S. dollar relative to the currencies to be hedged. Increased volatility may reduce the effectiveness of the Fund's currency hedging strategy and may impact the costs associated with hedging transactions. The effectiveness of the Fund's currency hedging strategy and the costs associated with hedging transactions may also in general be affected by interest rates. Significant differences between U.S. dollar interest rates and foreign currency interest rates may further impact the effectiveness of the Fund's currency hedging strategy. There can be no assurance that the Fund's hedging transactions will be effective. The Fund's currency hedging activities will potentially increase or accelerate distributions to shareholders, increase distributions taxed to individuals as ordinary income, result in the re-characterization of prior ordinary income distributions as return of capital, or generate losses that cannot be used to offset income or capital gain in subsequent years. The Fund will bear the costs associated with any such hedging transaction, regardless of any gain or loss experienced on the hedging transaction.
State Street Hedged International Developed Equity Index Fund | Currency Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Currency Risk: Despite the Fund's currency hedging strategy, the value of the Fund's assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies. Foreign currency exchange rates may have significant volatility, and changes in the values of foreign currencies against the U.S. dollar may result in substantial declines in the values of the Fund's, or the Portfolio's, assets denominated in foreign currencies. Because the Fund's, or the Portfolio's, net asset values (“NAVs”) are determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar and the Fund's attempt to hedge currency exposure is unsuccessful. Generally, an increase in the value of the U.S. dollar against a foreign currency will reduce the value of a security denominated in that foreign currency when measured in U.S. dollars, thereby decreasing the Fund's overall NAV. A foreign currency may be affected favorably or unfavorably by currency exchange rates, currency control regulations and restrictions or prohibitions on the repatriation of the foreign currency. Fluctuations in the exchange values of currencies could affect the economy or particular business operations of companies in a geographic region in which the Fund or the Portfolio invests, causing an adverse impact on the Fund's, or the Portfolio's, investments in the affected region and the United States. As a result, investors have the potential for losses regardless of the length of time they intend to hold Fund Shares.
State Street Hedged International Developed Equity Index Fund | Indexing Strategy Index Tracking Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Indexing Strategy/Index Tracking Risk: The Fund is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund's performance may be less favorable than that of a portfolio managed using an active investment strategy. The structure and composition of the Index will affect the performance, volatility, and risk of the Index and, consequently, the performance, volatility, and risk of the Fund. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match the return of the Index. The Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Fund may not be fully invested at times, generally as a result of cash flows into or out of the Fund or reserves of cash held by the Fund to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Fund's return and that of the Index.
State Street Hedged International Developed Equity Index Fund | Counterparty Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts, repurchase agreements, reverse repurchase agreements, and other transactions. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.
State Street Hedged International Developed Equity Index Fund | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk: Investments in depositary receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a depositary receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the depositary receipt and the underlying security. Holders of depositary receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of depositary receipts may differ from the prices of securities upon which they are based. To the extent the Fund invests in depositary receipts based on securities included in the Index, such differences in prices may increase index tracking risk.
State Street Hedged International Developed Equity Index Fund | Derivatives Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives Risk: Derivative transactions can create investment leverage and may have significant volatility. It is possible that a derivative transaction will result in a much greater loss than the principal amount invested, that changes in the value of a derivative transaction may not correlate perfectly with the underlying asset, and that the Fund may not be able to close out a derivative transaction at a favorable time or price. The counterparty to a derivatives contract may be unable or unwilling to make timely settlement payments, return the Fund's margin, or otherwise honor its obligations. A derivatives transaction may not behave in the manner anticipated by the Adviser or may not have the effect on the Fund anticipated by the Adviser.
State Street Hedged International Developed Equity Index Fund | Financial Sector Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Financial Sector Risk: Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.
State Street Hedged International Developed Equity Index Fund | Large Capitalization Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large-Capitalization Securities Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies. Larger companies may be unable to respond as quickly as smaller and mid-sized companies to competitive challenges or to changes in business, product, financial, or other market conditions. Larger companies may not be able to maintain growth at the high rates that may be achieved by well-managed smaller and mid-sized companies.
State Street Hedged International Developed Equity Index Fund | Large Transactions Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Transactions Risk: To the extent a large proportion of the shares of the Portfolio or Fund are held by a small number of shareholders (or a single shareholder), including funds or accounts over which the Adviser has investment discretion, the Fund is subject to the risk that these shareholders will purchase or redeem Portfolio or Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the Adviser. In addition, a large number of shareholders collectively may purchase or redeem Portfolio or Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Large shareholder transactions could adversely affect the ability of the Portfolio or Fund to conduct its investment program.
State Street Hedged International Developed Equity Index Fund | Liquidity Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Liquidity Risk: Lack of a ready market, stressed market conditions, or restrictions on resale may limit the ability of the Fund to sell a security at an advantageous time or price or at all. Illiquid investments may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. Illiquidity of the Fund's holdings may also limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. In addition, the Fund, due to limitations on investments in any illiquid investments and/or the difficulty in purchasing and selling such investments, may be unable to achieve its desired level of exposure to a certain market or sector.
State Street Hedged International Developed Equity Index Fund | Mid Capitalization Securities Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Capitalization Securities Risk: The securities of mid-capitalization companies may be more volatile and may involve more risk than the securities of larger companies. These companies may have limited product lines, markets or financial resources, may lack the competitive strength of larger companies, and may depend on a few key employees. In addition, these companies may have been recently organized and may have little or no track record of success. The securities of mid-sized companies may trade less frequently and in smaller volumes than more widely held securities. Some securities of mid-sized issuers may be illiquid or may be restricted as to resale, and their values may be volatile.
State Street Hedged International Developed Equity Index Fund | Risk of Investment in Other Pools [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Risk of Investment in Other Pools: When the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.
State Street Hedged International Developed Equity Index Fund | Underlying Fund Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Underlying Fund Risk: The Fund currently intends to gain all of its investment exposure to, and track the performance of, the index constituents by investing in another pooled investment vehicle (an “underlying fund”). The ability of the Fund to meet its investment objective with respect to the index constituents is directly related to the ability of the underlying fund to meet its investment objective. The Adviser serves as investment adviser to the underlying fund, leading to potential conflicts of interest. The Fund will bear its pro rata portion of the expenses incurred by the underlying fund. Substantial redemptions by other investors in an underlying fund may affect the underlying fund's investment program adversely and limit the ability of the underlying fund to achieve its objective.
State Street Hedged International Developed Equity Index Fund | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk: Certain portfolio holdings may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. Investors who purchase or redeem Fund Shares on days when the Fund is holding fair-valued investments may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund had not fair-valued the holding(s) or had used a different valuation methodology.
State Street Hedged International Developed Equity Index Fund | Class K
Risk Return Abstract	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Less Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.20%
1 year	rr_ExpenseExampleYear01	$ 20
3 years	rr_ExpenseExampleYear03	97
5 years	rr_ExpenseExampleYear05	181
10 years	rr_ExpenseExampleYear10	$ 428
2016	rr_AnnualReturn2016	6.27%
2017	rr_AnnualReturn2017	16.85%
2018	rr_AnnualReturn2018	(9.25%)
2019	rr_AnnualReturn2019	24.82%
2020	rr_AnnualReturn2020	2.45%
2021	rr_AnnualReturn2021	19.31%
2022	rr_AnnualReturn2022	(4.78%)
2023	rr_AnnualReturn2023	19.73%
2024	rr_AnnualReturn2024	13.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.79%)
OneYear	rr_AverageAnnualReturnYear01	13.69%
FiveYears	rr_AverageAnnualReturnYear05	9.64%
SinceInception	rr_AverageAnnualReturnSinceInception	7.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 29, 2015
State Street Hedged International Developed Equity Index Fund | Return After Taxes on Distributions | Class K
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	12.89%
FiveYears	rr_AverageAnnualReturnYear05	7.85%
SinceInception	rr_AverageAnnualReturnSinceInception	6.16%
State Street Hedged International Developed Equity Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class K
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	8.71%
FiveYears	rr_AverageAnnualReturnYear05	7.14%
SinceInception	rr_AverageAnnualReturnSinceInception	5.70%
State Street Hedged International Developed Equity Index Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	5.53%
FiveYears	rr_AverageAnnualReturnYear05	4.10%
SinceInception	rr_AverageAnnualReturnSinceInception	4.27%
State Street Hedged International Developed Equity Index Fund | MSCI EAFE 100% Hedged to USD Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)
Risk Return Abstract	rr_RiskReturnAbstract
OneYear	rr_AverageAnnualReturnYear01	14.14%
FiveYears	rr_AverageAnnualReturnYear05	9.84%
SinceInception	rr_AverageAnnualReturnSinceInception	7.94%

[1]	The amount the Fund pays under its Investment Advisory Agreement is reduced by the amount of the advisory fee it bears indirectly through its investment in the State Street International Developed Equity Index Portfolio (the “Portfolio”). For the services provided under its Investment Advisory Agreement, the Portfolio pays SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) a management fee at an annual rate of 0.11% of the Portfolio's average daily net assets. This arrangement may not be terminated except with the approval of the Fund's Board of Trustees.
[2]	The Adviser is contractually obligated until April 30, 2026 (i) to waive up to the full amount of the advisory fee payable by the Fund and/or (ii) to reimburse the Fund to the extent that Total Annual Fund Operating Expenses (exclusive of non-recurring account fees, interest, taxes, extraordinary expenses, acquired fund fees other than the fees of the Portfolio, any class-specific expenses, such as distribution, shareholder servicing, sub-transfer agency and administration fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to April 30, 2026 except with approval of the Fund's Board of Trustees.